Income Taxes (Details) - Schedule of provision for income taxes - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Schedule Of Provision For Income Taxes Abstract
Current	$ 16,459	$ 13,889	$ 397,553
Deferred	(99,814)	(321,057)
Total income tax (recovery)	$ (83,355)	$ (307,168)	$ 397,553